Shareholder Fees - FidelityMunicipalCorePlusBondETF-PRO	Dec. 27, 2024 USD ($)
FidelityMunicipalCorePlusBondETF-PRO | Fidelity Municipal Bond Opportunities ETF
Shareholder Fees:
(fees paid directly from your investment)	none